Investee Companies and other investments (Schedule of Changes in Investments) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in equity and loans:
Balance as at January 1	€ 30,820	€ 30,509
Repayment of long term loans	(4,576)	(407)
Interest on long term loans	1,079	1,104
Deferred interest	52	54
Elimination of interest on loan from related party	(1,130)	(1,158)
The Company's share of income	2,545	1,531	€ 1,375	[1]
Foreign currency translation adjustments	(629)	(813)
Balance as at December 31	€ 28,161	€ 30,820	€ 30,509

[1]	Please refer to Note 2C for functional and presentation currency.